Document and Entity Information	Dec. 10, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of LM Funding America, Inc. (the “Company”) filed on December 13, 2021 (the “Original Form 8-K”). Following the initial filing of the Original Form 8-K, the Company discovered that the wrong Form 8-K item number was inadvertently identified and tagged in the submission (Item 1.01 rather than Item 5.03). The Company is amending the Original Form 8-K solely to revise the item number that was identified and tagged, and no changes were otherwise made to the disclosure contained within the Original Form 8-K.
Document Period End Date	Dec. 10, 2021
Title of 12(b) Security	Common Stock par value $0.001 per share
Security Exchange Name	NASDAQ
Trading Symbol	LMFA
Entity Registrant Name	LM FUNDING AMERICA, INC.
Entity Central Index Key	0001640384
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	001-37605
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3844457
Entity Address, Address Line One	1200 West Platt Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33606
City Area Code	813
Local Phone Number	222-8996
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false